NATIONWIDE MUTUAL FUNDS
Nationwide Loomis Bond Fund

Supplement dated December 7, 2017
to the Summary Prospectus dated May 24, 2017

Capitalized terms and certain other terms used in this supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the Summary Prospectus.
Effective immediately, the Nationwide Loomis Bond Fund (the "Fund") is renamed the "Nationwide Loomis Core Bond Fund." All references to the Fund in the Summary Prospectus are updated accordingly.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE